Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)
Cash flows from operating activities
Net income (loss)	$ 699,620	¥ 4,825,973	¥ (4,233,119)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Depreciation of plant and equipment			3,481
Amortization of deferred stock compensation	208,781	1,440,174
Non-cash lease expense	26,526	182,973	178,341
Provision (reversal) for credit losses	(882,345)	(6,086,418)	125,888
Revaluation gain on equity investments	(822,526)	(5,673,782)
Deferred tax expense	211,327	1,457,734	823,197
Changes in operating assets and liabilities
Accounts receivable	2,439,607	16,828,408	10,312,033
Deposits, prepayments and other receivables	(656,046)	(4,525,402)	(477,090)
Due from related party			(873)
Inventories	64,063	441,904	(5,039)
Accounts payable	(1,130,096)	(7,795,399)	(8,423,357)
Accruals and other payables	41,122	283,660	535,801
Contract liabilities	(10,115)	(69,776)	(915,793)
Advance from related parties			2,834,233
Repayment of obligation under operating leases	(26,526)	(182,973)	(178,341)
Tax payable	1,303	8,991	(328,319)
Net cash provided by operating activities	164,695	1,136,067	251,043
Cash flows from investing activities
Equity investments	(4,222,478)	(29,126,653)
Payment to related parties			(2,280,000)
Net cash used in investing activities	(4,222,478)	(29,126,653)	(2,280,000)
Cash flows from financing activities
Loan from other payables – related parties	1,565,393	10,798,081	30,432,800
Repayment to other payables – related parties	(1,595,410)	(11,005,136)	(28,430,000)
Proceeds from issuance of shares	4,149,325	28,622,042
Net cash provided by financing activities	4,119,308	28,414,987	2,002,800
Net (decrease) increase in cash and bank balances	61,525	424,401	(26,157)
Effect of exchange rate on cash	(164,433)	(1,134,260)	4,886
Cash and restricted cash at the beginning of the period	5,319,845	36,696,290	130,923
Cash and restricted cash at the end of the period	5,216,937	35,986,431	109,652
Supplementary cash flow information
Interest paid	(19,046)	(131,376)	(169,537)
Non-cash transaction in financing activities
Option granted for deferred stock compensation	$ 1,879,032	¥ 12,961,565